Shareholders' Deficit - Additional Information (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Aug. 14, 2020	Jan. 31, 2021	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2015	Jan. 12, 2021	Dec. 31, 2019
Class of Stock [Line Items]
Purchase price, per unit					$ 10.00	$ 10.00		$ 10.00
Common stock par or stated value per share					$ 0.0001	$ 0.0001
Common stock shares authorized					5,000,000	30,000,000
Common stock shares issued					1,437,500	1,807,500
Common stock shares outstanding					1,437,500	1,807,500
Common stock subject to possible redemption, outstanding (in shares)					0	5,750,000
Aggregate purchase price			$ 0	$ 1,700,000	$ 25,000 [1]	$ 1,700,000
Chardan
Class of Stock [Line Items]
Number of shares issued		170,000
Purchase price, per unit		$ 10.00
Aggregate purchase price		$ 1,700,000
BETTER THERAPEUTICS OPCO [Member]
Class of Stock [Line Items]
Number of shares issued							4,000,000
Purchase price, per unit							$ 10
Common stock par or stated value per share	$ 0.0001				$ 0.0001	$ 0.0001			$ 0.0001
Number of profit interest units converted into common stock Shares	1,697,314
Common stock shares authorized					14,000,000	14,000,000			0
Common stock shares issued					5,697,314	5,642,157			0
Common stock shares outstanding					5,697,314	5,642,157			0

[1]	Included 187,500 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).